Quarterly Holdings Report
for
Fidelity® New Millennium ETF
October 31, 2023
OTF-NPRT1-1223
1.9897905.103
Common Stocks - 98.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Entertainment - 2.5%
Endeavor Group Holdings, Inc.	25,367	577,353
Netflix, Inc. (a)	3,328	1,370,104
Spotify Technology SA (a)	3,146	518,335
The Walt Disney Co. (a)	2,634	214,908
TKO Group Holdings, Inc.	3,919	321,280
		3,001,980
Interactive Media & Services - 4.9%
Alphabet, Inc. Class A (a)	24,546	3,045,668
Meta Platforms, Inc. Class A (a)	9,086	2,737,339
		5,783,007
Media - 1.3%
Comcast Corp. Class A	38,119	1,573,934
TOTAL COMMUNICATION SERVICES		10,358,921
CONSUMER DISCRETIONARY - 10.1%
Automobile Components - 0.6%
Aptiv PLC (a)	7,772	677,718
Broadline Retail - 3.1%
Amazon.com, Inc. (a)	27,622	3,676,212
Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc. Class A (a)	4,091	483,924
Booking Holdings, Inc. (a)	255	711,338
Chipotle Mexican Grill, Inc. (a)	251	487,492
Churchill Downs, Inc.	4,346	477,365
Hilton Worldwide Holdings, Inc.	3,923	594,452
Yum! Brands, Inc.	2,395	289,460
		3,044,031
Household Durables - 0.8%
Lennar Corp. Class A	4,441	473,766
NVR, Inc. (a)	90	487,136
		960,902
Specialty Retail - 1.7%
Dick's Sporting Goods, Inc.	2,467	263,846
Floor & Decor Holdings, Inc. Class A (a)	3,348	275,875
TJX Companies, Inc.	17,050	1,501,594
		2,041,315
Textiles, Apparel & Luxury Goods - 1.3%
NIKE, Inc. Class B	10,151	1,043,218
Ralph Lauren Corp.	4,830	543,520
		1,586,738
TOTAL CONSUMER DISCRETIONARY		11,986,916
CONSUMER STAPLES - 5.0%
Beverages - 2.1%
Boston Beer Co., Inc. Class A (a)	1,359	453,838
Constellation Brands, Inc. Class A (sub. vtg.)	1,139	266,697
Keurig Dr. Pepper, Inc.	24,140	732,166
The Coca-Cola Co.	18,018	1,017,837
		2,470,538
Consumer Staples Distribution & Retail - 1.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	6,272	341,427
BJ's Wholesale Club Holdings, Inc. (a)	12,751	868,598
Maplebear, Inc.	4,045	99,628
Performance Food Group Co. (a)	10,527	608,040
		1,917,693
Household Products - 0.3%
The Clorox Co.	3,031	356,749
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A	2,869	369,728
Kenvue, Inc.	44,392	825,691
		1,195,419
TOTAL CONSUMER STAPLES		5,940,399
ENERGY - 5.7%
Energy Equipment & Services - 1.8%
Baker Hughes Co. Class A	19,349	665,993
Schlumberger Ltd.	16,865	938,706
TechnipFMC PLC	21,808	469,308
		2,074,007
Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp. (a)	4,267	125,620
Canadian Natural Resources Ltd.	9,734	618,401
Cheniere Energy, Inc.	4,397	731,749
Exxon Mobil Corp.	21,403	2,265,508
Hess Corp.	5,561	803,008
New Fortress Energy, Inc.	3,704	112,231
		4,656,517
TOTAL ENERGY		6,730,524
FINANCIALS - 8.7%
Banks - 2.6%
Bank of America Corp.	39,212	1,032,844
JPMorgan Chase & Co.	7,294	1,014,304
Wells Fargo & Co.	25,690	1,021,691
		3,068,839
Capital Markets - 0.8%
Ares Management Corp.	1,859	183,279
Morgan Stanley	11,208	793,751
		977,030
Financial Services - 3.1%
Fiserv, Inc. (a)	12,390	1,409,363
Shift4 Payments, Inc. (a)	5,513	245,439
Visa, Inc. Class A	8,621	2,026,797
		3,681,599
Insurance - 2.2%
Arch Capital Group Ltd. (a)	4,872	422,305
Chubb Ltd.	6,367	1,366,486
First American Financial Corp.	4,624	237,859
Marsh & McLennan Companies, Inc.	3,382	641,396
		2,668,046
TOTAL FINANCIALS		10,395,514
HEALTH CARE - 12.5%
Biotechnology - 1.3%
Gilead Sciences, Inc.	5,378	422,388
Legend Biotech Corp. ADR (a)	3,007	198,672
Regeneron Pharmaceuticals, Inc. (a)	1,184	923,390
		1,544,450
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	26,979	1,381,055
Hologic, Inc. (a)	5,433	359,502
Masimo Corp. (a)	1,604	130,133
Stryker Corp.	3,201	864,974
		2,735,664
Health Care Providers & Services - 3.5%
agilon health, Inc. (a)	15,225	274,050
Centene Corp. (a)	6,451	444,990
Cigna Group	3,324	1,027,781
LifeStance Health Group, Inc. (a)	12,419	72,403
UnitedHealth Group, Inc.	4,463	2,390,204
		4,209,428
Life Sciences Tools & Services - 1.9%
Danaher Corp.	3,928	754,255
IQVIA Holdings, Inc. (a)	1,907	344,843
Thermo Fisher Scientific, Inc.	2,041	907,776
West Pharmaceutical Services, Inc.	878	279,459
		2,286,333
Pharmaceuticals - 3.5%
AstraZeneca PLC sponsored ADR	10,277	649,815
Eli Lilly & Co.	4,860	2,692,100
Merck & Co., Inc.	4,472	459,274
Novo Nordisk A/S Series B sponsored ADR	3,543	342,148
		4,143,337
TOTAL HEALTH CARE		14,919,212
INDUSTRIALS - 13.3%
Aerospace & Defense - 3.6%
BWX Technologies, Inc.	8,298	616,375
Howmet Aerospace, Inc.	19,154	844,691
Lockheed Martin Corp.	2,145	975,203
Northrop Grumman Corp.	1,619	763,245
The Boeing Co. (a)	6,049	1,130,074
		4,329,588
Building Products - 0.6%
Builders FirstSource, Inc. (a)	3,305	358,659
Fortune Brands Home & Security, Inc.	5,899	329,164
		687,823
Construction & Engineering - 1.1%
Quanta Services, Inc.	5,316	888,410
Willscot Mobile Mini Holdings (a)	10,505	414,002
		1,302,412
Electrical Equipment - 1.8%
Eaton Corp. PLC	6,132	1,274,904
Generac Holdings, Inc. (a)	4,728	397,483
Vertiv Holdings Co.	10,227	401,614
		2,074,001
Ground Transportation - 0.9%
Uber Technologies, Inc. (a)	24,006	1,038,980
Industrial Conglomerates - 0.9%
General Electric Co.	10,239	1,112,263
Machinery - 2.8%
Caterpillar, Inc.	3,332	753,199
Fortive Corp.	4,464	291,410
Ingersoll Rand, Inc.	13,644	827,918
ITT, Inc.	4,667	435,664
Parker Hannifin Corp.	2,904	1,071,315
		3,379,506
Professional Services - 1.3%
FTI Consulting, Inc. (a)	2,996	635,931
KBR, Inc.	10,406	605,109
WNS Holdings Ltd. sponsored ADR (a)	5,542	301,041
		1,542,081
Trading Companies & Distributors - 0.3%
United Rentals, Inc.	914	371,331
TOTAL INDUSTRIALS		15,837,985
INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 1.1%
Cisco Systems, Inc.	25,880	1,349,124
Electronic Equipment, Instruments & Components - 1.4%
Flex Ltd. (a)	30,162	775,767
Jabil, Inc.	6,990	858,372
		1,634,139
IT Services - 0.7%
MongoDB, Inc. Class A (a)	812	279,807
Shopify, Inc. Class A (a)	12,070	569,583
		849,390
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (a)	11,171	1,100,344
Analog Devices, Inc.	4,429	696,815
Marvell Technology, Inc.	1,080	50,998
NVIDIA Corp.	8,809	3,592,310
NXP Semiconductors NV	5,392	929,743
ON Semiconductor Corp. (a)	11,927	747,107
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,041	694,019
Teradyne, Inc.	4,386	365,222
		8,176,558
Software - 13.0%
Adobe, Inc. (a)	2,869	1,526,480
Dynatrace, Inc. (a)	10,667	476,922
Intuit, Inc.	1,667	825,082
Microsoft Corp.	27,267	9,219,236
Oracle Corp.	10,832	1,120,029
Salesforce, Inc. (a)	5,185	1,041,304
Synopsys, Inc. (a)	1,232	578,350
Workday, Inc. Class A (a)	3,182	673,661
		15,461,064
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	34,223	5,844,262
TOTAL INFORMATION TECHNOLOGY		33,314,537
MATERIALS - 3.6%
Chemicals - 1.5%
Celanese Corp. Class A	3,315	379,601
Element Solutions, Inc.	22,146	403,722
Linde PLC	2,553	975,654
		1,758,977
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	1,152	471,099
Containers & Packaging - 0.5%
Avery Dennison Corp.	1,315	228,902
O-I Glass, Inc. (a)	23,265	359,444
		588,346
Metals & Mining - 1.2%
Franco-Nevada Corp.	5,015	610,081
Freeport-McMoRan, Inc.	25,656	866,660
		1,476,741
TOTAL MATERIALS		4,295,163
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Essex Property Trust, Inc.	1,066	228,039
Gaming & Leisure Properties	7,420	336,794
Terreno Realty Corp.	6,688	356,337
		921,170
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	4,819	334,149
TOTAL REAL ESTATE		1,255,319
UTILITIES - 2.1%
Electric Utilities - 1.5%
Constellation Energy Corp.	6,945	784,229
Southern Co.	15,122	1,017,711
		1,801,940
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp.	21,366	699,096
TOTAL UTILITIES		2,501,036
TOTAL COMMON STOCKS (Cost $106,415,839)		117,535,526

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $106,415,839)	117,535,526
NET OTHER ASSETS (LIABILITIES) - 1.2%	1,431,034
NET ASSETS - 100.0%	118,966,560

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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